Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Noncancelable Operating Leases With Lease Terms in Excess of One Year

(In thousands)
Years Ending December 31,
2019	$1,549
2020	1,472
2021	1,499
2022	1,525
2023	1,552
Thereafter	1,179
Total future minimum lease payments	$8,776